                                                                January 11, 2005
                                                                      Supplement

[MORGAN STANLEY LOGO]

             SUPPLEMENT DATED JANUARY 11, 2005 TO THE PROSPECTUS OF

         Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
               Morgan Stanley Allocator Fund, dated April 30, 2004
        Morgan Stanley American Opportunities Fund, dated March 18, 2004
            Morgan Stanley Balanced Growth Fund, dated March 30, 2004
            Morgan Stanley Balanced Income Fund, dated March 30, 2004
             Morgan Stanley Biotechnology Fund, dated July 30, 2004
      Morgan Stanley California Tax-Free Income Fund, dated March 18, 2004
       Morgan Stanley Capital Opportunities Trust, dated February 27, 2004
      Morgan Stanley Convertible Securities Trust, dated November 30, 2004
   Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
      Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
       Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
        Morgan Stanley European Equity Fund Inc., dated December 30, 2004
        Morgan Stanley Federal Securities Trust, dated December 30, 2004
          Morgan Stanley Financial Services Trust, dated July 30, 2004
          Morgan Stanley Flexible Income Trust, dated December 30, 2004
    Morgan Stanley Fund of Funds--Domestic Portfolio, dated November 30, 2004
         Morgan Stanley Fundamental Value Fund, dated November 30, 2004
            Morgan Stanley Global Advantage Fund, dated July 30, 2004
      Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
           Morgan Stanley Global Utilities Fund, dated April 30, 2004
                 Morgan Stanley Growth Fund, dated May 28, 2004
         Morgan Stanley Health Sciences Trust, dated September 30, 2004
        Morgan Stanley High Yield Securities Inc., dated October 29, 2004
           Morgan Stanley Income Builder Fund, dated November 30, 2004
               Morgan Stanley Information Fund, dated May 28, 2004
           Morgan Stanley International Fund, dated December 30, 2004
         Morgan Stanley International SmallCap Fund, dated July 30, 2004
     Morgan Stanley International Value Equity Fund, dated October 29, 2004
                 Morgan Stanley Japan Fund, dated July 30, 2004
          Morgan Stanley KLD Social Index Fund, dated February 27, 2004
            Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
          Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
          Morgan Stanley Natural Resource Development Securities Inc.,
                              dated April 30, 2004
       Morgan Stanley New York Tax-Free Income Fund, dated March 18, 2004
        Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
           Morgan Stanley Quality Income Trust, dated October 29, 2004
            Morgan Stanley Real Estate Fund, dated February 27, 2004
            Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
        Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
            Morgan Stanley Special Growth Fund, dated April 30, 2004
           Morgan Stanley Special Value Fund, dated September 30, 2004
            Morgan Stanley Strategist Fund, dated September 30, 2004
        Morgan Stanley Tax-Exempt Securities Trust, dated March 18, 2004
         Morgan Stanley Total Market Index Fund, dated October 29, 2004
           Morgan Stanley Total Return Trust, dated September 30, 2004
      Morgan Stanley U.S. Government Securities Trust, dated March 18, 2004
               Morgan Stanley Utilities Fund, dated March 18, 2004
               Morgan Stanley Value Fund, dated November 30, 2004
                                  (the "Funds")

     The following sales charge waiver category in each Fund's Prospectus in the section entitled "Share Class Arrangements-- Class A Shares--Other Sales
Charge Waivers" is hereby deleted:

     o    A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and who used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) the client sold the shares not more than 60 days prior to the purchase of Fund shares, and
          (2) the sale proceeds were maintained in the interim in cash or a
          Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     36008SPT-01